Warrant liabilities - ECARX Warrants in connection with the Merger (Details) - Level 3 - ECARX Private Warrants	Jun. 30, 2023	Jun. 30, 2023 Y	Jun. 30, 2023 ¥ / shares	Jun. 30, 2023 $ / shares	Dec. 31, 2022	Dec. 31, 2022 Y	Dec. 31, 2022 ¥ / shares	Dec. 31, 2022 $ / shares
Risk-free rate of return (%)
Warrant liabilities
Warrants measurement input	4.22				3.99
Volatility
Warrant liabilities
Warrants measurement input	11.01				6.99
Expected dividend yield
Warrant liabilities
Warrants measurement input	0.0				0.0
Expected term
Warrant liabilities
Warrants measurement input		4.5				5.0
Fair value of the underlying ordinary shares
Warrant liabilities
Warrants measurement input			50.47	6.96			55.11	7.99